Summary of Significant Accounting Policies - Effect of Dilutive Shares (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Basic weighted average shares outstanding	4,865,968	4,872,064	4,870,114
Dilutive effect of stock options	9,670	2,077	635
Dilutive weighted average shares outstanding	4,875,638	4,874,141	4,870,749
Net income	$ 6,736,654	$ 7,588,901	$ 7,449,759
Net income per share-basic	$ 1.38	$ 1.56	$ 1.53
Net income per share-diluted	$ 1.38	$ 1.56	$ 1.53